STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2014 shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	12,000,000
Common Class A [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues	21,275,000